Fees Summary	Mar. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 535,000
Previously Paid Amount	0.00
Total Fee Amount	81.91
Total Offset Amount	0.00
Net Fee	81.91
Narrative - Max Aggregate Offering Price	$ 535,000
Final Prospectus	true